Investments - Schedule of Method of Fair Valuation (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 2,681	$ 1,943
Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	2,724	1,996
Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	289	218
Amortized Cost
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	280	294
Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 2,112	1,431
Liquid Mutual Funds | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price
Liquid Mutual Funds | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 266	205
Quoted Debt Securities | Amortized Cost
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and marketobservable inputs
Quoted Debt Securities | Amortized Cost | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 323	347
Quoted Debt Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and marketobservable inputs
Quoted Debt Securities | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 1,634	1,408
Certificates of Deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Certificates of Deposit | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 452
Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method,Market multiples method,Option pricing model
Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 3	2
Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method,Market multiples method,Option pricing model
Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 26	23
Unquoted Compulsorily Convertible Debentures | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method
Unquoted Compulsorily Convertible Debentures | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 1	1
Others
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method,Market multiples method,Option pricing model
Others | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 19	$ 10